Capital Stock - Dividends (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Feb. 19, 2016	Dec. 04, 2015	Sep. 25, 2015	May. 15, 2015	Feb. 27, 2015	Nov. 21, 2014	Sep. 19, 2014	May. 30, 2014	Feb. 28, 2014	Dec. 06, 2013
Dividends Payable [Line Items]
Total Dividends	$ 87,400,000	$ 87,200,000	$ 87,200,000	$ 87,100,000	$ 87,500,000	$ 79,000,000	$ 79,600,000	$ 80,400,000
Dividends Amount Per Share	$ 0.250	$ 0.250	$ 0.250	$ 0.250	$ 0.250	$ 0.225	$ 0.225	$ 0.225	$ 0.250	$ 0.250	$ 0.250	$ 0.250	$ 0.250	$ 0.250	$ 0.250	$ 0.225	$ 0.225	$ 0.225	$ 0.225
Maximum Value of Dividends Declared									$ 0.25